NET INCOME (LOSSES) PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME (LOSSES) PER SHARE ("EPS")
Summary of computation of basic and diluted net income (loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic EPS—continuing operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income	2,058,653	883,404	3,089,749	1,667,578	(436,806,089)	(15,983,245)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	170.07	72.98	135.22	72.98	273.29	10
Basic EPS	0.01	0.01	0.02	0.02	(1.60)	(1.60)

	For the years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic EPS — discontinued operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income	(5,890,909)	(2,527,891)	23,962,247	12,932,737	(163,191,347)	(5,971,362)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	170.07	72.98	135.22	72.98	273.29	10
Basic EPS	(0.03)	(0.03)	0.18	0.18	(0.60)	(0.60)

	For the years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted EPS – continuing operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income attributable to ordinary shareholders	2,096,337	845,720	3,267,498	1,489,829	(436,806,089)	(15,983,245)
Reallocation of net income as a result of conversion of Class B to Class A shares	845,720	—	1,489,829	—	(15,983,245)	—
Net (loss) income attributable to ordinary shareholders for diluted EPS	2,942,057	845,720	4,757,327	1,489,829	(452,789,334)	(15,983,245)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	170.07	72.98	135.22	72.98	273.29	10
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	10	—
Adjustments for dilutive share options (millions of shares)	10.83	—	24.84	—	—	—
Number of shares used for diluted EPS computation	253.88	72.98	233.04	72.98	283.29	10
Diluted EPS	0.01	0.01	0.02	0.02	(1.60)	(1.60)

	For the years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted EPS – discontinued operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income attributable to ordinary shareholders	(5,890,909)	(2,527,891)	25,340,762	11,554,222	(163,191,347)	(5,971,362)
Reallocation of net income as a result of conversion of Class B to Class A shares	(2,527,891)	—	11,554,222	—	(5,971,362)	—
Net (loss) income attributable to ordinary shareholders for diluted EPS	(8,418,800)	(2,527,891)	36,894,984	11,554,222	(169,162,709)	(5,971,362)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	170.07	72.98	135.22	72.98	273.29	10
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	10	—
Adjustments for dilutive share options (millions of shares)	10.83	—	24.84	—	—	—
Number of shares used for diluted EPS computation	253.88	72.98	233.04	72.98	283.29	10
Diluted EPS	(0.03)	(0.03)	0.16	0.16	(0.60)	(0.60)

Schedule of antidilutive securities

	For the years ended December 31,
	2023	2024	2025
Anti-dilutive employee stock options	—	—	27,791,201
Total anti-dilutive securities	—	—	27,791,201